Related Party Transactions - Summary of Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantee provisions recognized	₩ 289	₩ 272
Korea Finance Security Co., Ltd.
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	425	635
Korea Credit Bureau Co., Ltd.
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	35	34
W Service Networks Co., Ltd.
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	150	129
K BANK Co., Ltd.
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	283	282
LOTTE CARD Co.,Ltd.
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	478,300	498,400
Securities purchase commitment	440,000	350,000
LOTTE CARD Co., Ltd.
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Confirmed Foreign Currency Payment Guarantee	1,650	1,691
Win Mortgage Co.,LTd.
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment	32	42
Woori IMM Green Net Zero Fund [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	21,099	0
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	15,820	0
Woori PGIF4 General Type Private Special Asset Investment Trust No.1 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	3,102	0
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	819	15,906
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	990,000	990,000
BTS 2nd Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	1,234	1,854
STASSETS FUND III
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	1,500	3,000
Synaptic Future Growth Private Equity Fund 1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	1,624	3,443
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	4,664	4,664
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	27,103	30,949
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	255	60
Woori Asset Global Partnership Fund No 5
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	75,000	97,500
JC Assurance No.2 Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	492	1,351
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	50	148
Woori Real Estate Investment No. 1 Limited Liability Company
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	7,100	7,100
Woori Future Energy Private Special Asset Investment Trust (General) No.1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	33,600	33,600
Woori Global Secondary Private Placement Investment Trust No. 2 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	2,948	0
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No1 [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	20,000	0
Woori NH Co Growth Private Equity Fund I [Member]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Securities purchase commitment	₩ 9,296	₩ 0